Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 100.6%
General Obligation Bonds - 11.9%
4,480,000	Alameda California Unified School District+	2.51%	08/01/2032	3,324,205
1,000,000	Alamo Texas Community College District	4.00%	02/15/2035	1,047,118
2,000,000	Broward County Florida School District	5.00%	07/01/2029	2,180,355
9,000,000	Chicago Illinois Park District†	5.00%	01/01/2044	10,249,053
3,040,000	Clark County Nevada School District	5.00%	06/15/2027	3,348,266
8,045,000	Grossmont California Healthcare District+	2.49%	07/15/2033	5,690,076
17,470,000	Illinois, State of	5.00%	11/01/2027	19,260,497
1,890,000	Illinois, State of	5.00%	02/01/2028	2,065,655
4,220,000	Illinois, State of	5.50%	05/01/2030	4,906,980
1,700,000	Illinois, State of	4.00%	10/01/2033	1,753,138
1,300,000	Illinois, State of	5.00%	10/01/2033	1,424,571
6,885,000	Illinois, State of	5.00%	05/01/2039	7,252,276
5,000,000	Kane, McHenry, Cook & DeKalb Counties Illinois Unit School District No. 300	5.25%	01/01/2033	5,121,498
1,025,000	Katy Texas Independent School District	5.00%	02/15/2038	1,136,017
1,985,000	Kitsap County Washington School District No 401 Central Kitsap	4.00%	12/01/2033	2,118,789
2,460,000	Kitsap County Washington School District No 401 Central Kitsap	4.00%	12/01/2034	2,622,781
1,435,000	Lane County Oregon School District No 19 Springfield+	3.50%	06/15/2032	1,066,931
830,000	Massachusetts, Commonwealth of (3 Month LIBOR USD + 0.57%)	0.78%	05/01/2037	803,195
17,000,000	New York, City of New York	4.00%	08/01/2037	18,131,071
4,015,000	New York, City of New York	5.00%	03/01/2043	4,575,409
3,030,000	Ohio, State of	5.00%	05/01/2035	3,285,513
7,000,000	Puerto Rico, Commonwealth of	5.25%	07/01/2023	7,172,449
4,640,000	Twin Rivers California Unified School District+	2.43%	08/01/2032	3,370,164
5,350,000	Washington, State of	5.00%	02/01/2039	5,978,926
3,325,000	Will County Illinois Community Unit School District No 365 Valley View	4.00%	11/01/2037	3,544,980
1,000,000	York County Pennsylvania	5.00%	06/01/2032	1,077,902
				122,507,815
Revenue Bonds - 88.7%
1,285,000	Arizona Sports & Tourism Authority	5.00%	07/01/2028	1,295,042
4,200,000	Austin, Texas	7.88%	09/01/2026	4,227,056
17,000,000	Black Belt Energy Gas District#	4.00%	12/01/2048	17,426,452
10,475,000	Buckeye Ohio Tobacco Settlement Financing Authority	4.00%	06/01/2038	10,926,722
4,500,000	California Health Facilities Financing Authority	5.00%	10/01/2026	4,579,375
1,445,000	California Infrastructure & Economic Development Bank	4.00%	11/01/2031	1,493,604
1,050,000	California Infrastructure & Economic Development Bank (SIFMA Municipal Swap Index + 0.35%)	0.86%	08/01/2047	1,046,758
4,300,000	Central Florida Expressway Authority	4.00%	07/01/2034	4,695,176
3,000,000	Chicago Illinois Midway International Airport	5.00%	01/01/2035	3,062,923
2,000,000	Chicago Illinois Wastewater Transmission Revenue	5.00%	01/01/2031	2,146,935
4,000,000	Chicago Illinois Waterworks Revenue	5.00%	11/01/2039	4,246,679
7,880,000	Chicago O'Hare International Airport	5.00%	01/01/2033	8,387,420
7,715,000	Colorado Health Facilities Authority	5.00%	12/01/2035	8,248,083
1,000,000	Colorado Housing and Finance Authority	1.55%	04/01/2023	992,902
2,815,000	Dallas Fort Worth Texas International Airport	5.00%	11/01/2038	2,865,784
5,530,000	Dauphin County Pennsylvania General Authority	5.00%	06/01/2042	5,561,708
3,000,000	Delaware Valley Pennsylvania Regional Finance Authority (SIFMA Municipal Swap Index + 0.40%)	0.91%	03/01/2057	2,976,127
3,380,000	Denver Colorado Airport System Revenue	1.72%	11/15/2027	3,129,422
6,750,000	Denver Colorado Airport System Revenue	5.00%	12/01/2034	8,070,204
9,150,000	Denver Colorado Airport System Revenue	5.00%	12/01/2036	11,068,990
5,000,000	Denver Colorado Dedicated Tax Revenue	5.00%	08/01/2042	5,475,015
1,625,000	District of Columbia Water & Sewer Authority	5.00%	10/01/2028	1,786,016
1,385,000	Energy Northwest	5.00%	07/01/2033	1,505,355
4,500,000	Florida Development Finance Corp.	4.00%	11/15/2033	4,908,699
13,500,000	Florida Municipal Power Agency	1.43%	10/01/2026	12,643,444
3,000,000	Glendale Arizona Industrial Development Authority	5.00%	11/15/2048	3,252,009
6,835,000	Glendale Arizona Industrial Development Authority	5.00%	11/15/2054	7,398,987
5,000,000	Grand Forks County North Dakota^	6.63%	12/15/2031	3,175,638
2,500,000	Grand Forks County North Dakota^	9.00%	06/15/2044	1,579,700
8,925,000	Grand Forks North Dakota Health Care System	4.00%	12/01/2035	9,376,203
1,375,000	Grand Forks North Dakota Health Care System	4.00%	12/01/2037	1,437,581
4,050,000	Harris County Texas Sports Authority+	4.45%	11/15/2034	2,316,014
1,385,000	Hudson County New Jersey Improvement Authority	5.00%	05/01/2041	1,515,142
2,000,000	Illinois Sales Tax Revenue	1.80%	06/15/2027	1,833,332
1,750,000	Illinois Sales Tax Revenue	2.00%	06/15/2028	1,596,391
10,000,000	Illinois Sales Tax Revenue	3.00%	06/15/2034	9,151,782
3,000,000	Illinois State Toll Highway Authority	5.00%	01/01/2031	3,063,818
1,250,000	Illinois State Toll Highway Authority	5.00%	01/01/2033	1,381,610
1,500,000	Illinois State Toll Highway Authority	5.00%	01/01/2037	1,623,982
1,810,000	Indianapolis Indiana Local Public Improvement Bond Bank	5.00%	02/01/2034	1,912,157
4,980,658	Industrial Development Authority of the City of St Louis Missouri	2.22%	12/01/2038	4,440,852
2,000,000	Jacksonville, Florida Sales Tax Revenue	5.00%	10/01/2030	2,031,506
3,720,000	Kansas City Missouri Municipal Assistance Corp.+	3.08%	04/15/2026	3,409,442
3,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	3,126,327
2,280,000	Las Vegas Nevada Redevelopment Agency	5.00%	06/15/2028	2,473,099
5,235,000	Lees Summit Missouri Industrial Development Authority	5.25%	08/15/2039	5,402,425
10,000,000	Lehigh County Pennsylvania (SIFMA Municipal Swap Index + 1.10%)	1.61%	08/15/2038	10,330,916
2,720,000	Louisiana Public Facilities Authority	4.00%	05/15/2042	2,866,222
5,000,000	Louisville/Jefferson County Kentucky Metropolitan Government	5.75%	10/01/2042	5,250,693
21,505,000	Love Field Texas Airport Modernization Corp.	5.00%	11/01/2028	21,851,243
17,000,000	Main Street Natural Gas, Inc. (1 Month LIBOR USD + 0.83%)	0.98%	08/01/2048	16,971,914
10,000,000	Main Street Natural Gas, Inc.#	4.00%	03/01/2050	10,434,033
5,000,000	Maryland Community Development Administration	2.41%	07/01/2043	4,298,418
3,335,000	Massachusetts Housing Finance Agency	4.00%	12/01/2033	3,351,032
3,685,000	Metropolitan Government Nashville & Davidson County Health & Educational Authority	4.05%	07/01/2026	3,837,765
14,250,000	Metropolitan Pier & Exposition Authority+	2.20%	06/15/2030	10,694,008
1,495,000	Metropolitan Pier & Exposition Authority+	2.30%	12/15/2033	957,961
10,000,000	Metropolitan Pier & Exposition Authority+	4.46%	06/15/2035	5,994,216
10,165,000	Metropolitan Pier & Exposition Authority+	4.21%	06/15/2037	5,575,067
5,365,000	Metropolitan Pier & Exposition Authority+	2.91%	06/15/2038	2,805,204
1,000,000	Metropolitan Pier & Exposition Authority	5.00%	06/15/2053	1,045,259
7,725,000	Metropolitan Pier & Exposition Authority	5.00%	06/15/2057	8,158,549
1,000,000	Metropolitan Transportation Authority	5.00%	11/15/2027	1,019,300
5,295,000	Metropolitan Transportation Authority	5.00%	11/15/2028	5,741,645
1,705,000	Metropolitan Transportation Authority+	3.20%	11/15/2029	1,347,742
2,235,000	Metropolitan Transportation Authority	5.25%	11/15/2031	2,507,135
6,000,000	Metropolitan Transportation Authority+	3.60%	11/15/2033	4,056,086
5,000,000	Metropolitan Transportation Authority	5.00%	11/15/2035	5,359,208
1,000,000	Metropolitan Transportation Authority	5.00%	11/15/2036	1,063,194
5,120,000	Metropolitan Transportation Authority	5.00%	11/15/2036	5,629,824
10,000,000	Metropolitan Transportation Authority	5.00%	11/15/2038	10,375,079
17,590,000	Metropolitan Transportation Authority	5.00%	11/15/2038	18,077,933
10,000,000	Metropolitan Transportation Authority	5.25%	11/15/2044	10,503,185
8,260,000	Miami-Dade County Florida Expressway Authority (1 Month LIBOR USD + 1.05%)	1.28%	07/01/2032	8,294,448
2,000,000	Michigan State Finance Authority	5.00%	11/01/2044	2,167,943
2,020,000	Michigan State University	4.00%	08/15/2030	2,079,370
3,000,000	Missouri Joint Municipal Electric Utility Commission	5.00%	01/01/2030	3,154,399
2,000,000	Missouri Joint Municipal Electric Utility Commission	5.00%	12/01/2030	2,165,217
1,595,000	Missouri Joint Municipal Electric Utility Commission	5.00%	12/01/2037	1,723,214
5,000,000	Nebraska Educational Health Cultural & Social Services Finance Authority	4.00%	01/01/2044	5,340,764
1,080,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	07/01/2031	540,000
1,750,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.25%	07/01/2036	875,000
4,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	07/01/2046	2,200,000
250,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	125,000
2,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	1,000,000
5,900,000	New Jersey Economic Development Authority	3.38%	06/15/2026	5,887,374
5,000,000	New Jersey Economic Development Authority	3.47%	06/15/2027	4,999,921
2,350,000	New Jersey Economic Development Authority (SIFMA Municipal Swap Index + 1.55%)	2.06%	09/01/2027	2,370,238
2,835,000	New Jersey Economic Development Authority (SIFMA Municipal Swap Index + 1.60%)	2.11%	03/01/2028	2,860,208
1,950,000	New Jersey Educational Facilities Authority	5.00%	07/01/2027	2,118,420
1,000,000	New Jersey Transportation Trust Fund Authority	5.25%	06/15/2028	1,087,210
9,000,000	New Jersey Transportation Trust Fund Authority	5.75%	12/15/2028	9,929,943
4,320,000	New Jersey Transportation Trust Fund Authority+	1.59%	12/15/2032	3,040,396
1,000,000	New Jersey Transportation Trust Fund Authority+	2.15%	12/15/2035	623,223
9,675,000	New Jersey Transportation Trust Fund Authority+	2.29%	12/15/2038	5,311,733
1,550,000	New Jersey Turnpike Authority	5.00%	01/01/2028	1,648,596
13,565,000	New Mexico Municipal Energy Acquisition Authority#	5.00%	11/01/2039	14,589,426
16,000,000	New York & New Jersey Port Authority	4.00%	03/15/2030	16,837,971
1,165,000	New York & New Jersey Port Authority	5.00%	05/01/2031	1,261,794
12,250,000	New York & New Jersey Port Authority	4.00%	11/01/2034	12,873,747
7,000,000	New York & New Jersey Port Authority	5.00%	12/01/2034	7,362,396
2,010,000	New York City Transitional Finance Authority Building Aid Revenue	5.00%	07/15/2033	2,030,596
10,965,000	New York City Transitional Finance Authority Future Tax Secured Revenue	0.84%	11/01/2025	10,161,933
2,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	3.05%	05/01/2027	1,993,227
2,635,000	New York City Transitional Finance Authority Future Tax Secured Revenue	2.67%	08/01/2027	2,569,922
8,165,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00%	02/01/2034	8,383,518
7,045,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00%	08/01/2036	7,506,880
7,340,000	New York City Transitional Finance Authority Future Tax Secured Revenue	4.00%	05/01/2045	7,639,339
1,235,000	New York Convention Center Development Corp.	5.00%	11/15/2026	1,355,848
2,000,000	New York Convention Center Development Corp.+	2.46%	11/15/2032	1,308,338
8,730,000	New York Convention Center Development Corp.+	2.52%	11/15/2035	4,950,175
2,750,000	New York Convention Center Development Corp.+	3.09%	11/15/2037	1,481,353
3,000,000	New York Convention Center Development Corp.+	2.78%	11/15/2037	1,541,182
10,000,000	New York State Dormitory Authority	1.19%	03/15/2026	9,285,022
1,675,000	New York State Dormitory Authority	5.00%	03/15/2030	1,833,144
1,110,000	New York State Dormitory Authority	5.00%	02/15/2031	1,247,331
5,000	New York State Dormitory Authority	5.00%	02/15/2031	5,681
1,325,000	New York State Dormitory Authority	5.00%	03/15/2031	1,448,713
2,000,000	New York State Dormitory Authority	5.00%	03/15/2036	2,185,343
6,915,000	New York State Dormitory Authority	5.00%	03/15/2037	6,920,607
20,035,000	New York State Thruway Authority	5.00%	01/01/2037	22,796,372
9,390,000	New York State Urban Development Corp.	4.00%	03/15/2038	9,917,634
6,850,000	New York State Urban Development Corp.†	4.00%	03/15/2045	7,161,604
15,000,000	New York State Urban Development Corp.†	4.00%	03/15/2046	15,619,148
5,030,000	New York Transportation Development Corp.	4.00%	07/01/2041	5,136,322
5,000,000	New York Transportation Development Corp.	5.00%	07/01/2046	5,242,451
3,375,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	3,592,623
1,760,000	Niagara County New York Tobacco Asset Securitization Corp.	5.00%	05/15/2024	1,857,191
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,091,980
4,165,000	North Texas Tollway Authority	5.00%	01/01/2032	4,456,057
2,000,000	Omaha Nebraska Public Power District	5.00%	02/01/2043	2,156,670
1,150,000	Orange County Florida Convention Center/Orlando	5.00%	10/01/2027	1,263,643
1,000,000	Park Creek Colorado Metropolitan District	5.00%	12/01/2034	1,078,092
2,000,000	Peace River Manasota Regional Water Supply Authority	5.00%	10/01/2035	2,141,310
10,000,000	Pennsylvania Turnpike Commission	5.00%	06/01/2029	11,026,635
6,360,000	Pennsylvania Turnpike Commission	4.00%	12/01/2036	6,734,069
8,700,000	Pennsylvania Turnpike Commission	5.00%	12/01/2043	9,305,285
3,210,000	Phoenix Arizona Civic Improvement Corp.	5.00%	07/01/2029	3,606,660
10,000,000	Phoenix Arizona Civic Improvement Corp.	5.00%	07/01/2049	11,282,721
2,070,000	Pinal County Arizona	5.00%	08/01/2027	2,207,659
4,000,000	Pompano Beach, City of Florida	4.00%	09/01/2050	3,946,347
17,483,000	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue+	4.63%	07/01/2033	11,950,188
2,750,000	Riverside County California Transportation Commission	4.00%	06/01/2039	2,906,474
3,750,000	Riverside County California Transportation Commission	4.00%	06/01/2040	3,956,872
4,230,000	Sales Tax Securitization Corp.	5.50%	01/01/2032	4,897,008
5,735,000	San Diego California Tobacco Settlement Revenue Funding Corp.	4.00%	06/01/2032	5,889,206
7,300,000	San Francisco California City & County Airport Commission-San Francisco International Airport	4.00%	05/01/2039	7,625,034
2,290,000	Tampa, City of Florida+	3.37%	09/01/2040	1,135,918
1,850,000	Tampa, City of Florida+	3.74%	09/01/2045	732,112
22,140,000	Tennessee Energy Acquisition Corp.#	4.00%	05/01/2048	22,524,187
7,150,000	Tennessee Energy Acquisition Corp.#	4.00%	11/01/2049	7,390,162
3,045,000	Terrebonne Parish Louisiana+	3.14%	04/01/2036	1,921,997
17,380,000	Texas Municipal Gas Acquisition & Supply Corp II (3 Month LIBOR USD + 0.87%)	1.42%	09/15/2027	17,385,815
8,985,000	Texas Municipal Gas Acquisition & Supply Corp II (SIFMA Municipal Swap Index + 0.55%)	1.06%	09/15/2027	8,879,973
17,500,000	Texas Municipal Gas Acquisition & Supply Corp II (3 Month LIBOR USD + 0.69%)	1.24%	09/15/2027	17,389,902
700,000	Texas Municipal Power Agency Revenue	3.00%	09/01/2032	710,319
1,100,000	Texas Municipal Power Agency Revenue	3.00%	09/01/2034	1,113,905
1,265,000	Tobacco Settlement Authority	5.25%	06/01/2032	1,276,285
11,105,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2031	12,351,332
20,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2035	21,289,556
5,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2046	5,443,817
1,045,000	Triborough Bridge & Tunnel Authority+	3.39%	11/15/2031	766,214
9,030,000	TSASC, Inc.	5.00%	06/01/2031	9,909,276
1,050,000	University of Texas System - Permanent University Fund	4.00%	07/01/2032	1,096,268
5,980,302	Utah Housing Corp.	3.00%	01/21/2052	5,980,290
17,026,485	Vermont Student Assistance Corp. (1 Month LIBOR USD + 1.00%)	1.23%	06/02/2042	17,026,286
1,230,000	Virginia Small Business Financing Authority	4.00%	12/01/2036	1,261,800
1,000,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	1,010,428
2,655,000	Washington State Housing Finance Commission^	5.00%	01/01/2031	2,747,599
1,610,000	Wisconsin Health & Educational Facilities Authority	5.00%	05/01/2027	1,695,908
5,250,000	Wise County Virginia Industrial Development Authority#	0.75%	10/01/2040	4,957,565
				916,524,991
Total Municipal Bonds (Cost $1,078,988,272)				1,039,032,806

Shares
Short-Term Investments - 0.0%
Money Market Funds - 0.0%
96,129	First American Government Obligations Fund — Class Z, 0.15%*			96,129
Total Short-Term Investments (Cost $96,129)				96,129
Total Investments - 100.6% (Cost $1,079,084,401)				1,039,128,935
Floating Rate Note Obligations - (1.6)%
Notes with interest and fee rates ranging from 1.10% to 1.14% as of the date of this report and contractual maturities of collateral ranging from 01/01/2044 to 03/15/2046~				(16,925,000)
Other Assets in Excess of Liabilities - 1.0%				10,879,116
NET ASSETS - 100.0%				$1,033,083,051

+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.
# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
† Underlying security related to Tender Option Bond ("TOB") transaction entered into by the Fund.
* Annualized seven-day yield as of the date of this report.
~ Floating rate note obligations related to securities held. The interest and fee rate shown reflects the rates in effect as of the date of this report. As of the date of this report, the Fund’s investments with a value of $33,029,805 are held by TOB Trusts and serve as collateral for the $16,925,000 in the floating rate note obligations outstanding at that date.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's money market funds were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.